Fair Value Measurement - Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items (Detail) - Other Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 1,865	$ 1,489
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	(65)	359
Other than temporary impairment charge	0	0
Recovery of prior impairment charge	17	17
Purchases, issuances and settlements, net	0	0
Transfers in and/or out of Level 3	0	0
Fair value, Ending balance	$ 1,817	$ 1,865